Equity accounted investments - Joint ventures recognised (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Equity accounted investments
Share of profits of equity accounted investments, net of tax	R 1,443	R 1,071	R 509
Share of profits	1,454	1,085	522
Remeasurement items for equity accounted investments	(11)	(14)	(13)
Dividends received from equity accounted investments	1,702	R 1,539	R 887
Amount of significant restrictions on ability of joint ventures or associates to transfer funds to parent	R 0